Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (0.4%)
	Ecolab Inc.	193,791	44,998
	Fastenal Co.	428,633	28,281
	Linde plc	45,697	19,902
	Southern Copper Corp.	86,370	10,246
	Avery Dennison Corp.	26,593	6,053
	Scotts Miracle-Gro Co.	41,851	2,917
*	Valvoline Inc.	33,922	1,377
	FMC Corp.	18,624	1,135
			114,909
Consumer Discretionary (18.0%)
*	Amazon.com Inc.	9,036,451	1,594,391
*	Tesla Inc.	2,767,397	492,818
	Costco Wholesale Corp.	444,358	359,881
	Home Depot Inc.	1,003,118	335,914
*	Netflix Inc.	428,157	274,714
	Booking Holdings Inc.	34,983	132,108
*	Uber Technologies Inc.	1,973,743	127,425
	TJX Cos. Inc.	1,143,225	117,866
	Lowe's Cos. Inc.	424,559	93,951
	Starbucks Corp.	1,114,731	89,424
*	Chipotle Mexican Grill Inc.	27,546	86,206
	McDonald's Corp.	302,098	78,210
	Target Corp.	461,276	72,033
*	Airbnb Inc. Class A	415,235	60,180
	NIKE Inc. Class B	628,006	59,692
	Marriott International Inc. Class A	240,558	55,610
*	O'Reilly Automotive Inc.	50,260	48,413
*	Copart Inc.	860,019	45,633
	Ross Stores Inc.	309,132	43,204
*	Spotify Technology SA	140,514	41,702
*	Trade Desk Inc. Class A	441,749	40,985
*	AutoZone Inc.	14,449	40,023
*	Lululemon Athletica Inc.	111,548	34,802
	Yum! Brands Inc.	246,769	33,913
	Tractor Supply Co.	108,301	30,897
	Dollar General Corp.	219,627	30,069
*	Deckers Outdoor Corp.	25,635	28,043
*	Coupang Inc.	1,098,146	24,972
	Hilton Worldwide Holdings Inc.	114,360	22,941
*	Ulta Beauty Inc.	48,604	19,203
	Domino's Pizza Inc.	34,996	17,798
*	Roblox Corp. Class A	471,055	15,837
*	Burlington Stores Inc.	64,740	15,541
	Las Vegas Sands Corp.	344,410	15,509
*	DraftKings Inc. Class A	418,917	14,717
	Pool Corp.	38,070	13,840
*	Floor & Decor Holdings Inc. Class A	104,272	12,185
	Rollins Inc.	255,794	11,687
	Texas Roadhouse Inc.	66,971	11,564
*	Expedia Group Inc.	97,578	11,013
	Wingstop Inc.	29,451	10,857
*	Royal Caribbean Cruises Ltd.	70,615	10,428
	RB Global Inc. (XTSE)	139,245	10,120
*	Crocs Inc.	59,535	9,266
	Churchill Downs Inc.	71,255	9,227
	Estee Lauder Cos. Inc. Class A	72,643	8,961
	Darden Restaurants Inc.	55,808	8,393
	Murphy USA Inc.	18,467	8,102
*	Five Below Inc.	54,926	7,587

Vanguard® Russell 1000 Growth Index Fund
		Shares	Market Value ($000)
	TKO Group Holdings Inc.	61,950	6,757
*	Lyft Inc. Class A	349,699	5,459
	H&R Block Inc.	93,045	4,619
*	Etsy Inc.	66,924	4,248
*	BJ's Wholesale Club Holdings Inc.	46,050	4,056
	Service Corp. International	52,252	3,744
*	YETI Holdings Inc.	86,714	3,533
*	Cava Group Inc.	37,211	3,444
[1]	Choice Hotels International Inc.	29,531	3,343
*	Live Nation Entertainment Inc.	35,407	3,319
*	Caesars Entertainment Inc.	84,206	2,994
	Wendy's Co.	168,305	2,937
*	American Airlines Group Inc.	241,247	2,774
*	Planet Fitness Inc. Class A	40,693	2,590
	Williams-Sonoma Inc.	8,327	2,442
	Best Buy Co. Inc.	26,404	2,240
*	SiteOne Landscape Supply Inc.	14,310	2,215
	U-Haul Holding Co.	35,751	2,173
*	NVR Inc.	262	2,012
	Nexstar Media Group Inc.	11,123	1,843
*	Wayfair Inc. Class A	29,451	1,752
	eBay Inc.	32,200	1,746
	Tempur Sealy International Inc.	33,774	1,735
*	Norwegian Cruise Line Holdings Ltd.	101,969	1,693
	Delta Air Lines Inc.	32,711	1,669
*	Ollie's Bargain Outlet Holdings Inc.	19,782	1,631
	Travel & Leisure Co.	31,881	1,401
*	Peloton Interactive Inc. Class A	336,146	1,224
*	Grand Canyon Education Inc.	8,350	1,190
	Dick's Sporting Goods Inc.	4,198	956
*	Victoria's Secret & Co.	34,357	783
*	Bright Horizons Family Solutions Inc.	7,165	753
	Avis Budget Group Inc.	6,448	733
	Vail Resorts Inc.	3,796	716
*	RH	2,550	693
*	Skechers USA Inc. Class A	9,608	686
	Tapestry Inc.	14,742	641
*	CarMax Inc.	8,894	625
	Wynn Resorts Ltd.	6,437	611
	Wyndham Hotels & Resorts Inc.	5,903	418
*,1	Birkenstock Holding plc	7,288	415
	Polaris Inc.	4,798	401
*	U-Haul Holding Co. (XNYS)	5,492	347
	Playtika Holding Corp.	19,757	173
			4,827,589
Consumer Staples (2.5%)
	PepsiCo Inc.	954,762	165,078
	Coca-Cola Co.	1,937,414	121,921
	Procter & Gamble Co.	443,907	73,040
	Kimberly-Clark Corp.	317,844	42,369
*	Monster Beverage Corp.	745,908	38,728
	Cencora Inc.	168,512	38,180
	Sysco Corp.	499,242	36,355
	McKesson Corp.	50,850	28,964
	Church & Dwight Co. Inc.	219,348	23,472
	Hershey Co.	111,495	22,057
	Clorox Co.	123,947	16,306
	Kenvue Inc.	651,811	12,580
	Lamb Weston Holdings Inc.	137,504	12,140
*	Celsius Holdings Inc.	143,951	11,513
	Brown-Forman Corp. Class B	143,470	6,580
*	Performance Food Group Co.	72,063	5,016
	Constellation Brands Inc. Class A	16,130	4,036
*	Boston Beer Co. Inc. Class A	8,768	2,750
	Brown-Forman Corp. Class A	40,150	1,839
	Casey's General Stores Inc.	5,421	1,799
*	Freshpet Inc.	12,041	1,579
	Albertsons Cos. Inc. Class A	35,699	737
			667,039

Vanguard® Russell 1000 Growth Index Fund
		Shares	Market Value ($000)
Energy (0.5%)
	Cheniere Energy Inc.	240,213	37,903
	Targa Resources Corp.	221,501	26,188
	Hess Corp.	155,454	23,956
*	Enphase Energy Inc.	133,380	17,059
	Texas Pacific Land Corp.	18,538	11,388
	APA Corp.	268,667	8,202
	Halliburton Co.	180,965	6,642
	Ovintiv Inc. (XNYS)	114,002	5,891
	ONEOK Inc.	32,039	2,595
	Antero Midstream Corp.	113,156	1,658
	New Fortress Energy Inc.	64,824	1,643
*,1	ChargePoint Holdings Inc.	356,689	599
			143,724
Financials (2.5%)
	Progressive Corp.	438,988	92,706
	Blackstone Inc.	714,661	86,117
	Marsh & McLennan Cos. Inc.	397,593	82,532
	Apollo Global Management Inc.	522,987	60,750
	Moody's Corp.	145,124	57,613
	Ameriprise Financial Inc.	100,423	43,846
	Ares Management Corp. Class A	167,472	23,475
	LPL Financial Holdings Inc.	75,521	21,615
	Broadridge Financial Solutions Inc.	98,184	19,712
*	NU Holdings Ltd. Class A	1,604,884	19,066
	MSCI Inc.	38,491	19,060
	KKR & Co. Inc.	163,587	16,823
	FactSet Research Systems Inc.	38,460	15,548
	Equitable Holdings Inc.	337,556	14,005
	S&P Global Inc.	26,385	11,280
	Kinsale Capital Group Inc.	21,876	8,392
	Brown & Brown Inc.	92,613	8,290
	Morningstar Inc.	25,763	7,426
	MarketAxess Holdings Inc.	37,144	7,389
	Ryan Specialty Holdings Inc.	96,397	5,353
*	Arch Capital Group Ltd.	50,461	5,179
	Primerica Inc.	22,637	5,113
	Tradeweb Markets Inc. Class A	39,859	4,345
	Willis Towers Watson plc	12,924	3,299
	RenaissanceRe Holdings Ltd.	13,702	3,122
	Arthur J Gallagher & Co.	12,122	3,071
	Everest Group Ltd.	5,816	2,274
	First Citizens BancShares Inc. Class A	1,190	2,021
	SLM Corp.	86,168	1,849
	RLI Corp.	8,936	1,305
	Blue Owl Capital Inc.	67,923	1,222
	TPG Inc.	20,739	869
*	Rocket Cos. Inc. Class A	42,272	588
	Lincoln National Corp.	16,106	531
	XP Inc. Class A	26,820	509
	Houlihan Lokey Inc.	3,753	508
*	Brighthouse Financial Inc.	6,383	284
	UWM Holdings Corp.	33,082	244
			657,331
Health Care (9.9%)
	Eli Lilly & Co.	848,801	696,305
	UnitedHealth Group Inc.	784,072	388,406
	AbbVie Inc.	1,769,903	285,379
*	Intuitive Surgical Inc.	350,277	140,853
	Thermo Fisher Scientific Inc.	238,354	135,380
	Amgen Inc.	364,320	111,427
*	Vertex Pharmaceuticals Inc.	236,402	107,643
	Zoetis Inc.	464,205	78,711
	Merck & Co. Inc.	468,748	58,847
*	Edwards Lifesciences Corp.	603,725	52,458
*	DexCom Inc.	387,723	46,050
*	IDEXX Laboratories Inc.	82,548	41,022
*	IQVIA Holdings Inc.	169,085	37,045
	Agilent Technologies Inc.	238,146	31,057

Vanguard® Russell 1000 Growth Index Fund
		Shares	Market Value ($000)
	Stryker Corp.	90,491	30,866
	ResMed Inc.	145,529	30,027
*	Veeva Systems Inc. Class A	145,164	25,295
	West Pharmaceutical Services Inc.	74,179	24,584
*	Align Technology Inc.	76,522	19,682
	Humana Inc.	53,184	19,046
	Elevance Health Inc.	31,609	17,021
*	Alnylam Pharmaceuticals Inc.	100,887	14,975
	HCA Healthcare Inc.	41,277	14,024
*	Neurocrine Biosciences Inc.	96,803	13,108
	Cardinal Health Inc.	126,585	12,566
*	Insulet Corp.	69,468	12,309
*,2	Shockwave Medical Inc.	36,304	12,162
*	Sarepta Therapeutics Inc.	89,630	11,639
*	Natera Inc.	109,019	11,614
	Bio-Techne Corp.	147,069	11,352
	Abbott Laboratories	109,400	11,180
*	Molina Healthcare Inc.	31,496	9,908
*	Medpace Holdings Inc.	23,347	9,020
*	DaVita Inc.	54,117	7,962
*	Incyte Corp.	136,334	7,879
	Cigna Group	21,349	7,357
*	Regeneron Pharmaceuticals Inc.	7,056	6,916
*	Penumbra Inc.	36,369	6,891
	Bruker Corp.	103,333	6,769
	Chemed Corp.	10,612	5,883
*	Masimo Corp.	43,204	5,379
*	Illumina Inc.	47,199	4,922
*	Exelixis Inc.	226,683	4,917
*	Inspire Medical Systems Inc.	29,176	4,633
*	Ionis Pharmaceuticals Inc.	122,642	4,608
*	Apellis Pharmaceuticals Inc.	101,169	3,971
*	ICON plc	12,159	3,949
*	Repligen Corp.	24,568	3,663
*	Roivant Sciences Ltd.	344,230	3,566
*	Jazz Pharmaceuticals plc	31,638	3,330
*	Ultragenyx Pharmaceutical Inc.	78,621	3,156
*	Exact Sciences Corp.	62,018	2,819
	GE Healthcare Inc.	31,725	2,474
*	Novocure Ltd.	105,039	2,312
*	Globus Medical Inc. Class A	33,673	2,260
*	10X Genomics Inc. Class A	91,918	2,061
*	BioMarin Pharmaceutical Inc.	22,064	1,656
*	agilon health Inc.	259,538	1,635
*	Doximity Inc. Class A	49,204	1,364
*	Sotera Health Co.	87,124	974
*	Certara Inc.	43,210	732
	Encompass Health Corp.	6,657	575
*	Maravai LifeSciences Holdings Inc. Class A	63,670	552
*	Tandem Diabetes Care Inc.	8,812	451
*	Ginkgo Bioworks Holdings Inc.	146,261	77
			2,636,654
Industrials (9.1%)
	Visa Inc. Class A	1,599,921	435,914
	Mastercard Inc. Class A	832,770	372,307
	Accenture plc Class A	633,750	178,901
	Caterpillar Inc.	383,799	129,924
	Lockheed Martin Corp.	216,344	101,755
	Deere & Co.	241,637	90,556
	Automatic Data Processing Inc.	355,884	87,163
*	PayPal Holdings Inc.	979,611	61,706
	Union Pacific Corp.	261,658	60,919
	Sherwin-Williams Co.	198,680	60,359
	Illinois Tool Works Inc.	244,670	59,394
	Cintas Corp.	77,296	52,404
	American Express Co.	190,826	45,798
	WW Grainger Inc.	44,259	40,783
	Paychex Inc.	323,010	38,813
	Verisk Analytics Inc.	143,021	36,153

Vanguard® Russell 1000 Growth Index Fund
		Shares	Market Value ($000)
	Old Dominion Freight Line Inc.	184,119	32,267
*	Fair Isaac Corp.	24,286	31,327
*	Mettler-Toledo International Inc.	21,449	30,116
	Rockwell Automation Inc.	115,182	29,663
	United Parcel Service Inc. Class B (XNYS)	201,216	27,955
*	Fiserv Inc.	164,270	24,601
	Trane Technologies plc	67,315	22,043
*	Axon Enterprise Inc.	70,512	19,861
	Equifax Inc.	84,520	19,557
	Booz Allen Hamilton Holding Corp.	128,426	19,548
*	Waters Corp.	58,685	18,128
*	Corpay Inc.	65,515	17,536
	Honeywell International Inc.	86,110	17,411
*	Boeing Co.	77,119	13,697
*	Block Inc. (XNYS)	205,681	13,180
	HEICO Corp. Class A	73,433	12,899
	TransDigm Group Inc.	9,045	12,150
	Advanced Drainage Systems Inc.	67,075	11,637
	Quanta Services Inc.	37,882	10,453
	Lincoln Electric Holdings Inc.	52,286	10,267
	Allegion plc	81,325	9,907
	Hubbell Inc.	24,485	9,522
*	Trex Co. Inc.	108,806	9,410
	United Rentals Inc.	13,900	9,305
	HEICO Corp.	40,492	8,980
	Toro Co.	104,326	8,366
	PPG Industries Inc.	59,097	7,766
	CH Robinson Worldwide Inc.	89,788	7,755
	Vulcan Materials Co.	29,176	7,462
	CSX Corp.	219,746	7,416
	EMCOR Group Inc.	16,070	6,246
*	Keysight Technologies Inc.	44,775	6,200
*	Paylocity Holding Corp.	42,048	5,978
	Graco Inc.	68,377	5,521
	Eagle Materials Inc.	22,488	5,226
	Landstar System Inc.	28,482	5,185
	Graphic Packaging Holding Co.	163,072	4,618
	Watsco Inc.	8,457	4,016
	Xylem Inc.	28,246	3,983
	Jack Henry & Associates Inc.	23,072	3,800
	Donaldson Co. Inc.	50,232	3,701
	Northrop Grumman Corp.	8,165	3,681
*	WEX Inc.	19,594	3,670
*	Shift4 Payments Inc. Class A	53,670	3,611
	Sealed Air Corp.	79,585	3,093
*	Zebra Technologies Corp. Class A	9,292	2,902
	RPM International Inc.	24,289	2,723
	JB Hunt Transport Services Inc.	16,271	2,616
*	Euronet Worldwide Inc.	21,821	2,544
	Otis Worldwide Corp.	24,437	2,424
	Expeditors International of Washington Inc.	19,557	2,364
	Ferguson plc	11,146	2,293
	Vontier Corp.	52,584	2,102
	Tetra Tech Inc.	9,678	2,027
*	WillScot Mobile Mini Holdings Corp.	46,972	1,852
	Armstrong World Industries Inc.	12,795	1,482
	Genpact Ltd.	44,050	1,456
	BWX Technologies Inc.	15,661	1,443
*	FTI Consulting Inc.	6,219	1,336
	IDEX Corp.	6,176	1,289
*	Saia Inc.	2,954	1,210
	MSA Safety Inc.	6,285	1,131
	A O Smith Corp.	12,935	1,082
*	TopBuild Corp.	2,084	871
*	Axalta Coating Systems Ltd.	23,643	841
	Western Union Co.	54,026	692
	Allison Transmission Holdings Inc.	8,620	654
	Ardagh Metal Packaging SA	133,465	527
	Brunswick Corp.	5,450	450
*	Spirit AeroSystems Holdings Inc. Class A	11,854	359

Vanguard® Russell 1000 Growth Index Fund
		Shares	Market Value ($000)
	Valmont Industries Inc.	1,393	350
			2,440,583
Real Estate (0.8%)
	American Tower Corp.	466,899	91,391
	Equinix Inc.	46,995	35,856
	Public Storage	91,264	24,991
*	CoStar Group Inc.	174,258	13,622
	Iron Mountain Inc.	143,648	11,591
	Simon Property Group Inc.	70,903	10,728
	Lamar Advertising Co. Class A	67,135	7,929
	Crown Castle Inc.	45,946	4,709
	Equity LifeStyle Properties Inc.	58,126	3,649
	Sun Communities Inc.	26,822	3,165
	SBA Communications Corp.	10,939	2,151
	UDR Inc.	18,415	711
			210,493
Technology (55.2%)
	Microsoft Corp.	7,464,596	3,098,778
	Apple Inc.	14,627,704	2,812,176
	NVIDIA Corp.	2,383,244	2,612,822
	Meta Platforms Inc. Class A	2,218,505	1,035,665
*	Alphabet Inc. Class A	5,960,073	1,028,113
*	Alphabet Inc. Class C	5,034,574	875,815
	Broadcom Inc.	432,408	574,476
*	Adobe Inc.	452,856	201,412
	QUALCOMM Inc.	975,709	199,093
	Salesforce Inc.	707,751	165,925
	Intuit Inc.	273,991	157,939
*	Advanced Micro Devices Inc.	914,764	152,674
	Applied Materials Inc.	708,138	152,306
*	ServiceNow Inc.	204,201	134,146
	Lam Research Corp.	124,995	116,550
	KLA Corp.	135,605	102,996
*	Palo Alto Networks Inc.	306,140	90,284
*	Synopsys Inc.	152,335	85,429
*	Cadence Design Systems Inc.	271,084	77,614
	Oracle Corp.	635,988	74,531
	Texas Instruments Inc.	371,466	72,440
*	Crowdstrike Holdings Inc. Class A	213,966	67,115
*	Autodesk Inc.	215,463	43,437
*	Snowflake Inc. Class A	315,218	42,926
*	Workday Inc. Class A	201,245	42,553
*	Palantir Technologies Inc. Class A	1,930,033	41,843
	Amphenol Corp. Class A	293,974	38,913
*	Fortinet Inc.	644,931	38,257
	Microchip Technology Inc.	379,714	36,920
	Monolithic Power Systems Inc.	46,058	33,882
*	Gartner Inc.	75,754	31,792
*	Datadog Inc. Class A	279,189	30,761
	CDW Corp.	127,608	28,536
*	HubSpot Inc.	46,460	28,389
*	DoorDash Inc. Class A	243,330	26,793
*	Atlassian Corp. Class A	155,396	24,375
*	Pinterest Inc. Class A	586,578	24,337
*	ANSYS Inc.	71,770	22,783
*	Cloudflare Inc. Class A	294,600	19,941
	Teradyne Inc.	128,654	18,133
*	MongoDB Inc.	67,845	16,016
*	Tyler Technologies Inc.	31,532	15,147
*	Zscaler Inc.	88,699	15,075
*	Pure Storage Inc. Class A	226,025	13,627
*	Manhattan Associates Inc.	61,752	13,557
*	GoDaddy Inc. Class A	85,510	11,940
*	Dynatrace Inc.	258,780	11,834
*	DocuSign Inc.	202,720	11,097
*	PTC Inc.	60,047	10,583
*	Lattice Semiconductor Corp.	136,535	10,136
*	EPAM Systems Inc.	55,734	9,917
	NetApp Inc.	82,166	9,895

Vanguard® Russell 1000 Growth Index Fund
		Shares	Market Value ($000)
	Jabil Inc.	78,498	9,333
	Bentley Systems Inc. Class B	180,724	9,080
*	Toast Inc. Class A	367,574	8,906
*	Elastic NV	80,481	8,374
	Paycom Software Inc.	51,784	7,525
*	Match Group Inc.	245,076	7,507
*	Globant SA	41,336	6,660
	HP Inc.	176,568	6,445
*	Procore Technologies Inc.	79,663	5,348
*	Dropbox Inc. Class A	227,102	5,117
*	Confluent Inc. Class A	191,782	4,981
*	Smartsheet Inc. Class A	128,061	4,738
*	Gitlab Inc. Class A	91,001	4,294
*	AppLovin Corp. Class A	51,675	4,211
	Universal Display Corp.	21,132	3,713
*	UiPath Inc. Class A	292,177	3,582
*	Five9 Inc.	72,327	3,382
*	Nutanix Inc. Class A	59,083	3,268
	KBR Inc.	48,712	3,198
*	Teradata Corp.	97,275	3,172
*	RingCentral Inc. Class A	83,675	2,862
*	DoubleVerify Holdings Inc.	140,808	2,563
	Vertiv Holdings Co. Class A	25,067	2,458
	Pegasystems Inc.	41,967	2,411
*	Allegro MicroSystems Inc.	75,043	2,262
*	HashiCorp Inc. Class A	66,581	2,236
	Gen Digital Inc. (XNGS)	86,496	2,148
*	Unity Software Inc.	114,862	2,099
*	ZoomInfo Technologies Inc.	155,765	1,913
*	Twilio Inc. Class A	27,972	1,606
	Entegris Inc.	7,815	987
*	Okta Inc.	9,798	869
*	VeriSign Inc.	4,773	832
*	Dayforce Inc.	12,845	635
*	SentinelOne Inc. Class A	32,158	541
*	Maplebear Inc.	14,701	448
*	Paycor HCM Inc.	29,428	364
*	nCino Inc.	6,302	192
*	Informatica Inc. Class A	3,498	101
			14,752,055
Telecommunications (0.6%)
*	Arista Networks Inc.	251,409	74,832
	Motorola Solutions Inc.	152,387	55,608
*	Charter Communications Inc. Class A	100,976	28,992
	Iridium Communications Inc.	114,917	3,460
*	Liberty Broadband Corp. Class C	24,058	1,301
*	Roku Inc.	15,514	890
	Ubiquiti Inc.	3,534	506
*	Liberty Broadband Corp. Class A	3,535	192
	Cable One Inc.	411	159
			165,940
Utilities (0.4%)
	Waste Management Inc.	366,595	77,253
	Vistra Corp.	103,043	10,209

Vanguard® Russell 1000 Growth Index Fund
		Shares	Market Value ($000)
	AES Corp.	409,158	8,834
			96,296
Total Common Stocks (Cost $17,589,929)			26,712,613
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[3,4]	Vanguard Market Liquidity Fund, 5.397% (Cost $8,370)	83,710	8,370
Total Investments (99.9%) (Cost $17,598,299)			26,720,983
Other Assets and Liabilities—Net (0.1%)			18,068
Net Assets (100%)			26,739,051
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $912,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $979,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	146	38,657	53
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Russell 1000 Growth Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	26,700,451	—	12,162	26,712,613
Temporary Cash Investments	8,370	—	—	8,370
Total	26,708,821	—	12,162	26,720,983
Derivative Financial Instruments
Assets
Futures Contracts[1]	53	—	—	53
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.